Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2014
Loans
Loans

end of	2Q14	1Q14		4Q13	2Q13
Loans (CHF million)
Mortgages	96,915	95,700		94,978	93,602
Loans collateralized by securities	35,882	34,253		31,565	30,316
Consumer finance	5,438	5,783		5,938	7,368
Consumer	138,235	135,736		132,481	131,286
Real estate	27,268	27,320		27,312	26,244	[1]
Commercial and industrial loans	65,734	65,760		63,334	63,718	[1]
Financial institutions	21,058	19,472		21,840	23,113	[1]
Governments and public institutions	3,177	3,341		3,047	2,815	[1]
Corporate & institutional	117,237	115,893		115,533	115,890
Gross loans	255,472	251,629		248,014	247,176
of which held at amortized cost	235,575	231,649		228,557	227,606
of which held at fair value	19,897	19,980		19,457	19,570
Net (unearned income)/deferred expenses	(119)	(104)		(91)	(90)
Allowance for loan losses	(821)	(866)		(869)	(900)
Net loans	254,532	250,659		247,054	246,186
Gross loans by location (CHF million)
Switzerland	156,377	153,766		151,992	150,810
Foreign	99,095	97,863		96,022	96,366
Gross loans	255,472	251,629		248,014	247,176
Impaired loan portfolio (CHF million)
Non-performing loans	851	845		862	904
Non-interest-earning loans	286	283		281	305
Total non-performing and non-interest-earning loans	1,137	1,128		1,143	1,209
Restructured loans	83	29	[2]	6	20
Potential problem loans	252	342	[2]	340	444
Total other impaired loans	335	371		346	464
Gross impaired loans	1,472	1,499		1,489	1,673
1
Prior periods have been corrected to reclassify certain counterparty exposures from real estate and commercial and industrial loans to loans to financial institutions, and from governments and public institutions to commercial and industrial loans, respectively.

2 Prior period has been corrected to reclassify a counterparty exposure from potential problem loans to restructured loans.

Allowance for loan losses
Allowance for loan losses by loan portfolio

	2Q14			1Q14			2Q13
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	263	603	866	267	602	869	285	631	916
Change in scope of consolidation	0	0	0	0	0	0	0	0	0
Net movements recognized in statements of operations	20	2	22	17	13	30	15	34	49
Gross write-offs	(28)	(64)	(92)	(26)	(20)	(46)	(27)	(72)	(99)
Recoveries	4	15	19	5	5	10	7	22	29
Net write-offs	(24)	(49)	(73)	(21)	(15)	(36)	(20)	(50)	(70)
Provisions for interest	0	3	3	1	4	5	0	6	6
Foreign currency translation impact and other adjustments, net	1	2	3	(1)	(1)	(2)	2	(3)	(1)
Balance at end of period	260	561	821	263	603	866	282	618	900
of which individually evaluated for impairment	210	403	613	213	440	653	229	447	676
of which collectively evaluated for impairment	50	158	208	50	163	213	53	171	224
Gross loans held at amortized cost (CHF million)
Balance at end of period	138,223	97,352	235,575	135,725	95,924	231,649	131,276	96,330	227,606
of which individually evaluated for impairment [1]	613	859	1,472	560	939	1,499	607	1,066	1,673
of which collectively evaluated for impairment	137,610	96,493	234,103	135,165	94,985	230,150	130,669	95,264	225,933

	6M14			6M13
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	267	602	869	288	634	922
Change in scope of consolidation	0	0	0	0	0	0
Net movements recognized in statements of operations	37	15	52	36	33	69
Gross write-offs	(54)	(84)	(138)	(60)	(93)	(153)
Recoveries	9	20	29	12	24	36
Net write-offs	(45)	(64)	(109)	(48)	(69)	(117)
Provisions for interest	1	7	8	2	11	13
Foreign currency translation impact and other adjustments, net	0	1	1	4	9	13
Balance at end of period	260	561	821	282	618	900
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales

	2Q14			1Q14			2Q13
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	18	982	1,000	11	423	434	0	423	423
Reclassifications from loans held-for-sale [2]	0	165	165	0	23	23	0	62	62
Reclassifications to loans held-for-sale [3]	0	334	334	0	76	76	0	132	132
Sales [3]	0	11	11	0	53	53	0	70	70

	6M14			6M13
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	29	1,405	1,434	0	2,115	2,115
Reclassifications from loans held-for-sale [2]	0	188	188	0	106	106
Reclassifications to loans held-for-sale [3]	0	410	410	0	308	308
Sales [3]	0	64	64	0	187	187
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total
2Q14 (CHF million)
Mortgages	509	2,514	18,009	58,673	16,165	781	32	1	0	231	96,915
Loans collateralized by securities	1,834	717	4,557	26,235	2,210	228	5	9	0	87	35,882
Consumer finance	250	51	112	2,077	1,834	690	29	0	122	261	5,426
Consumer	2,593	3,282	22,678	86,985	20,209	1,699	66	10	122	579	138,223
Real estate	867	1,602	2,723	14,970	6,276	270	0	0	0	93	26,801
Commercial and industrial loans	451	988	1,849	22,411	24,047	3,908	226	15	10	611	54,516
Financial institutions	924	1,608	2,939	6,261	2,253	441	104	17	0	98	14,645
Governments and public institutions	49	368	173	403	117	58	222	0	0	0	1,390
Corporate & institutional	2,291	4,566	7,684	44,045	32,693	4,677	552	32	10	802	97,352
Gross loans held at amortized cost	4,884	7,848	30,362	131,030	52,902	6,376	618	42	132	1,381	235,575
Value of collateral [1]	3,866	6,675	27,168	123,969	44,650	4,153	118	33	12	726	211,370
4Q13 (CHF million)
Mortgages	302	2,257	17,398	57,033	16,857	883	39	0	0	209	94,978
Loans collateralized by securities	182	349	4,214	24,497	2,131	90	2	6	0	94	31,565
Consumer finance	0	14	226	2,501	1,952	824	43	0	119	248	5,927
Consumer	484	2,620	21,838	84,031	20,940	1,797	84	6	119	551	132,470
Real estate	1,344	1,050	3,511	13,669	6,897	322	0	1	0	72	26,866
Commercial and industrial loans	183	740	1,901	21,232	23,131	3,621	232	6	6	671	51,723
Financial institutions	1,319	1,706	4,041	5,625	2,440	776	14	1	0	112	16,034
Governments and public institutions	78	324	178	440	148	73	223	0	0	0	1,464
Corporate & institutional	2,924	3,820	9,631	40,966	32,616	4,792	469	8	6	855	96,087
Gross loans held at amortized cost	3,408	6,440	31,469	124,997	53,556	6,589	553	14	125	1,406	228,557
Value of collateral [1]	2,553	5,046	28,186	116,971	45,376	3,372	102	1	10	616	202,233
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis

	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2Q14 (CHF million)
Mortgages	96,494	147	42	29	203	421	96,915
Loans collateralized by securities	35,663	118	3	10	88	219	35,882
Consumer finance	4,451	640	82	61	192	975	5,426
Consumer	136,608	905	127	100	483	1,615	138,223
Real estate	26,691	18	1	0	91	110	26,801
Commercial and industrial loans	53,455	582	68	123	288	1,061	54,516
Financial institutions	14,357	171	2	0	115	288	14,645
Governments and public institutions	1,388	2	0	0	0	2	1,390
Corporate & institutional	95,891	773	71	123	494	1,461	97,352
Gross loans held at amortized cost	232,499	1,678	198	223	977	3,076	235,575
4Q13 (CHF million)
Mortgages	94,657	103	26	25	167	321	94,978
Loans collateralized by securities	31,365	95	2	12	91	200	31,565
Consumer finance	5,218	377	93	55	184	709	5,927
Consumer	131,240	575	121	92	442	1,230	132,470
Real estate	26,774	19	2	2	69	92	26,866
Commercial and industrial loans	50,879	343	77	74	350	844	51,723
Financial institutions	15,841	87	2	1	103	193	16,034
Governments and public institutions	1,459	5	0	0	0	5	1,464
Corporate & institutional	94,953	454	81	77	522	1,134	96,087
Gross loans held at amortized cost	226,193	1,029	202	169	964	2,364	228,557

Gross impaired loans by category
Gross impaired loans by category

	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
2Q14 (CHF million)
Mortgages	192	19	211	0	45	45	256
Loans collateralized by securities	22	68	90	0	3	3	93
Consumer finance	249	5	254	0	10	10	264
Consumer	463	92	555	0	58	58	613
Real estate	78	15	93	0	3	3	96
Commercial and industrial loans	226	147	373	83	188	271	644
Financial institutions	84	32	116	0	3	3	119
Corporate & institutional	388	194	582	83	194	277	859
Gross impaired loans	851	286	1,137	83	252	335	1,472
4Q13 (CHF million)
Mortgages	167	13	180	0	45	45	225
Loans collateralized by securities	20	71	91	0	4	4	95
Consumer finance	244	5	249	0	0	0	249
Consumer	431	89	520	0	49	49	569
Real estate	53	15	68	0	5	5	73
Commercial and industrial loans	307	144	451	6	258	264	715
Financial institutions	71	33	104	0	28	28	132
Corporate & institutional	431	192	623	6	291	297	920
Gross impaired loans	862	281	1,143	6	340	346	1,489

Gross impaired loan detail
Gross impaired loan detail

	2Q14			4Q13
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	205	194	29	207	197	28
Loans collateralized by securities	67	63	51	67	63	55
Consumer finance	224	205	130	231	211	134
Consumer	496	462	210	505	471	217
Real estate	94	88	10	71	65	15
Commercial and industrial loans	611	562	323	705	656	340
Financial institutions	119	114	70	131	127	82
Corporate & institutional	824	764	403	907	848	437
Gross impaired loans with a specific allowance	1,320	1,226	613	1,412	1,319	654
Mortgages	51	51	–	18	18	–
Loans collateralized by securities	26	26	–	28	28	–
Consumer finance	40	40	–	18	18	–
Consumer	117	117	–	64	64	–
Real estate	2	2	–	2	2	–
Commercial and industrial loans	33	33	–	10	10	–
Financial institutions	0	0	–	1	1	–
Corporate & institutional	35	35	–	13	13	–
Gross impaired loans without specific allowance	152	152	–	77	77	–
Gross impaired loans	1,472	1,378	613	1,489	1,396	654
of which consumer	613	579	210	569	535	217
of which corporate & institutional	859	799	403	920	861	437

Gross impaired loan detail (continued)

	2Q14			1Q14			2Q13
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	197	1	1	200	0	0	210	1	1
Loans collateralized by securities	65	0	0	65	0	0	74	0	0
Consumer finance	223	0	0	228	0	0	258	0	0
Consumer	485	1	1	493	0	0	542	1	1
Real estate	81	0	0	80	0	0	74	0	0
Commercial and industrial loans	676	0	0	698	0	0	810	0	0
Financial institutions	119	0	0	129	0	0	135	0	0
Corporate & institutional	876	0	0	907	0	0	1,019	0	0
Gross impaired loans with a specific allowance	1,361	1	1	1,400	0	0	1,561	1	1
Mortgages	30	0	0	20	0	0	26	0	0
Loans collateralized by securities	40	0	0	27	0	0	27	0	0
Consumer finance	22	0	0	18	0	0	18	0	0
Consumer	92	0	0	65	0	0	71	0	0
Real estate	19	0	0	6	0	0	11	0	0
Commercial and industrial loans	12	0	0	11	0	0	91	0	0
Financial institutions	0	0	0	0	0	0	3	0	0
Corporate & institutional	31	0	0	17	0	0	105	0	0
Gross impaired loans without specific allowance	123	0	0	82	0	0	176	0	0
Gross impaired loans	1,484	1	1	1,482	0	0	1,737	1	1
of which consumer	577	1	1	558	0	0	613	1	1
of which corporate & institutional	907	0	0	924	0	0	1,124	0	0

Gross impaired loan detail (continued)

	6M14			6M13
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	198	1	1	201	1	1
Loans collateralized by securities	65	0	0	71	0	0
Consumer finance	226	0	0	269	0	0
Consumer	489	1	1	541	1	1
Real estate	80	0	0	68	0	0
Commercial and industrial loans	688	0	0	782	3	3
Financial institutions	124	0	0	145	0	0
Corporate & institutional	892	0	0	995	3	3
Gross impaired loans with a specific allowance	1,381	1	1	1,536	4	4
Mortgages	25	0	0	32	0	0
Loans collateralized by securities	34	0	0	27	0	0
Consumer finance	20	0	0	28	0	0
Consumer	79	0	0	87	0	0
Real estate	13	0	0	7	0	0
Commercial and industrial loans	12	0	0	103	0	0
Financial institutions	0	0	0	3	0	0
Corporate & institutional	25	0	0	113	0	0
Gross impaired loans without specific allowance	104	0	0	200	0	0
Gross impaired loans	1,485	1	1	1,736	4	4
of which consumer	568	1	1	628	1	1
of which corporate & institutional	917	0	0	1,108	3	3